Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Resell (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 162,774	$ 606,178
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell		12,361
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell		55,953
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell		6,804
Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	99,620	427,565
Other Chilean securities [member] | Note [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell		15,289
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 63,154	$ 88,206